Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services	$ 175,000	$ 120,000
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services	$ 78,998	$ 72,498